Payden California Municipal Social Impact Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (2%)
500,000	Century Housing Corp., 4.00%, 11/01/21	$504
500,000	Conservation Fund A Nonprofit Corp.,
	3.47%, 12/15/29	548
500,000	Low Income Investment Fund, 3.71%, 7/01/29	538

Total Corporate Bond (Cost - $1,500)		1,590

General Obligation (49%)
645,000	Abag Finance Authority for Nonprofit Corps,
	5.00%, 9/02/26	749
455,000	Abag Finance Authority for Nonprofit Corps,
	5.00%, 9/02/28 AGM (a)	577
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	116
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	291
1,000,000	Apple Valley Public Financing Authority,
	4.00%, 6/01/35 BAM (a)	1,219
500,000	Beverly Hills Public Financing Authority, 1.15%, 6/01/26	500
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	233
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	359
500,000	Burbank Unified School District,
	1.81%, 8/01/28	512
325,000	California Earthquake Authority,
	1.33%, 7/01/22	329
250,000	California Infrastructure & Economic
	Development Bank, 0.46%, 8/01/47 (b)	250
410,000	California Infrastructure & Economic
	Development Bank, 5.00%, 8/01/34	534
500,000	California Infrastructure & Economic
	Development Bank, 5.00%, 8/01/44	633
1,000,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/39 (c)	1,204
385,000	California State Public Works Board,
	5.25%, 10/01/33	454
1,280,000	Chicago Board of Education, 5.00%, 12/01/36	1,613
300,000	City & County of San Francisco CA Community Facilities District No 2014-1, 3.11%, 9/01/24	323
670,000	City of Irvine CA, 4.00%, 9/02/38	822
260,000	City of Irvine CA, 5.00%, 9/02/22	279
280,000	Coronado Community Development Agency
	Successor Agency, 5.00%, 9/01/33	336
1,000,000	County of Santa Barbara CA, AMT,
	5.00%, 12/01/36	1,252
500,000	Fresno Unified School District,
	1.41%, 8/01/27 (d)	456
400,000	Inglewood Joint Powers Authority,
	2.75%, 8/01/21 BAM (a)	405
460,000	Kern Community College District,
	2.65%, 11/01/27	499
500,000	Lancaster Redevelopment Agency Successor
	Agency, 5.00%, 8/01/30 AGM (a)	607

Principal or Shares	Security Description	Value (000)

500,000	Los Angeles County Metropolitan Transportation Authority, 5.00%, 6/01/32	$726
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	412
300,000	Miracosta Community College District,
	4.00%, 8/01/34	387
250,000	Municipal Improvement Corp. of Los Angeles,
	1.34%, 11/01/26	251
100,000	Municipal Improvement Corp. of Los Angeles,
	5.00%, 5/01/30	115
500,000	Municipal Improvement Corp. of Los Angeles,
	5.00%, 11/01/31	620
500,000	Municipal Improvement Corp. of Los Angeles,
	5.00%, 11/01/38	573
500,000	Napa Valley Community College District,
	4.00%, 8/01/23	547
1,000,000	Nuveen, CA Free Quality Municipal Income
	Fund, AMT 144A, 0.43%, 10/01/47 (c)	1,000
100,000	Peralta Community College District,
	5.00%, 8/01/22	107
500,000	San Bernardino City Unified School District,
	1.98%, 8/01/28 AGM (a)	506
900,000	San Diego Association of Governments,
	5.00%, 11/15/26	1,085
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	417
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	405
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	653
500,000	San Francisco Unified School District,
	4.00%, 6/15/35	601
750,000	San Marcos Redevelopment Agency Successor
	Agency, 3.25%, 10/01/29	829
250,000	San Mateo Joint Powers Financing Authority,
	5.00%, 6/15/30	289
815,000	Santa Monica Public Financing Authority,
	4.00%, 7/01/38	956
200,000	Simi Valley Public Financing Authority,
	5.00%, 10/01/29	235
550,000	South Orange County Public Financing
	Authority, 5.00%, 4/01/34	675
500,000	State of California, 0.01%, 5/01/33	500
1,000,000	State of California, 4.00%, 11/01/35	1,259
1,000,000	State of California, 5.00%, 4/01/30	1,380
550,000	State of California, 6.51%, 4/01/39	573
300,000	Stockton Public Financing Authority,
	1.40%, 6/01/22	301
1,000,000	Sunnyvale Financing Authority, 4.00%, 4/01/34	1,243
800,000	Temecula Redevelopment Agency Successor
	Agency, 5.00%, 12/15/37 AGM (a)	976
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	424
225,000	West Hollywood Public Financing Authority,
	4.00%, 4/01/34	280
Total General Obligation (Cost - $30,957)		32,877

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Revenue (44%)
Airport/Port (4%)
500,000	City of Los Angeles Department of Airports,
	AMT, 5.00%, 5/15/24	$576
250,000	City of Los Angeles Department of Airports,
	AMT, 5.00%, 5/15/26	309
500,000	City of Los Angeles Department of Airports,
	AMT, 5.00%, 5/15/36	636
400,000	City of Palm Springs CA Airport Revenue, AMT, 5.00%, 6/01/26 BAM (a)	471
750,000	San Diego County Regional Airport Authority, AMT, 5.00%, 7/01/39	934

		2,926

Education (5%)
500,000	California Educational Facilities Authority,
	3.18%, 4/01/27	529
370,000	California Educational Facilities Authority,
	5.00%, 10/01/37	458
360,000	California Educational Facilities Authority,
	5.00%, 10/01/38	444
120,000	California School Finance Authority 144A,
	4.00%, 7/01/22 (c)	126
1,000,000	California School Finance Authority 144A,
	5.00%, 8/01/38 (c)	1,203
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)	280

		3,040

Electric & Gas (1%)
1,000,000	City of Riverside CA Electric Revenue,
	0.02%, 10/01/29	1,000

Healthcare (12%)
750,000	California Health Facilities Financing Authority, 3.57%, 11/01/36	828
200,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	223
750,000	California Health Facilities Financing Authority, 4.00%, 4/01/36	899
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	771
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	616
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	418
800,000	California Health Facilities Financing Authority, 5.00%, 11/01/34	1,058
1,000,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	1,209
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	206
650,000	California Municipal Finance Authority, 5.00%, 1/01/33	802
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	386
500,000	California Municipal Finance Authority, 5.00%, 7/01/39	624

		8,040

Principal or Shares	Security Description	Value (000)

Housing (4%)
400,000	City & County of San Francisco CA,
	0.03%, 7/01/57	$400
1,000,000	County of San Bernardino CA, 0.03%, 2/15/27	1,000
1,000,000	San Diego Housing Authority, 0.07%, 6/01/57	1,000
500,000	Santa Cruz Redevelopment Agency,
	0.05%, 8/15/35	500
		2,900
Industrial Development/Pollution Control (4%)
230,000	California Infrastructure & Economic
	Development Bank, 3.25%, 7/01/26	250
1,000,000	California Pollution Control Financing Authority,
	AMT 144A, 6.75%, 12/01/28 (c)	1,025
370,000	Emeryville Redevelopment Agency Successor
	Agency, 5.00%, 9/01/25 AGM (a)	430
300,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	349
390,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	454
		2,508
Pollution Control (2%)
965,000	South Bayside Waste Management Authority,
	AMT, 5.00%, 9/01/23	1,076
35,000	South Bayside Waste Management Authority,
	AMT, 5.00%, 9/01/23	39
		1,115
Resource Recovery (0%)
600,000	California Pollution Control Financing Authority,
	AMT 144A, 7.50%, 12/01/39 (c)(e)	183
Transportation (10%)
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	784
750,000	City of Long Beach CA Harbor Revenue, AMT,
	5.00%, 5/15/28	936
1,000,000	Foothill-Eastern Transportation Corridor Agency,
	5.50%, 1/15/53	1,071
620,000	Port of Los Angeles, AMT, 5.00%, 8/01/24	714
1,000,000	Port of Los Angeles, AMT, 5.00%, 8/01/25	1,192
835,000	Port of Los Angeles, AMT, 5.00%, 8/01/29	960
750,000	Port of Oakland, AMT, 5.00%, 5/01/24	794
		6,451
Water & Sewer (2%)
500,000	City of San Francisco CA Public Utilities
	Commission Water Revenue, 3.45%, 11/01/30	560
100,000	Orange County Water District, 5.00%, 8/15/33	133
500,000	San Diego County Water Authority,
	5.00%, 5/01/31	713
100,000	San Diego Public Facilities Financing Authority
	Water Revenue, 5.00%, 8/01/32	124
		1,530
Total Revenue (Cost - $28,430)		29,693
U.S. Treasury (4%)
750,000	U.S. Treasury Note, 0.63%, 11/30/27	744
300,000	U.S. Treasury Note, 0.63%, 12/31/27	297
2,000,000	U.S. Treasury Note, 0.88%, 11/15/30	1,960
Total U.S. Treasury (Cost - $3,036)		3,001

          Payden California Municipal Social  Impact Fund continued

Principal or Shares	Security Description	Value (000)

Total Investments (Cost - $63,923) (99%)		$67,161
Other Assets, net of Liabilities (1%)		711

Net Assets (100%)		$67,872

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Yield to maturity at time of purchase.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual

3   Payden Mutual Funds